Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of changes in the ordinary share awards relating to the Share Holding Platform

	Number of
	ordinary shares	Weighted average
	under	grant-date
	Incentive Platform	fair value

Non-Vested at January 1, 2019	536,518	88.59
Granted	944,577	135.30
Less: vested	1,197,209	125.45
Non-Vested at December 31, 2019	283,886	88.59

2016 Share Incentive Plan
Schedule of binominal option pricing model to estimate the fair value of the share units granted

	June 20, 2016
Risk-free interest rate	2.54%
Contract life	10
Expected volatility	31.25%
Expected dividend yield	3.14%
Exercise multiple	2.8	x
Fair value of underlying ordinary shares on the date of option grants (RMB)	67.37